Geographic Information (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Non-current operating assets	$ 847,355	$ 428,842
United States
Disclosure of geographical areas [line items]
Non-current operating assets	819,227	412,112
Australia
Disclosure of geographical areas [line items]
Non-current operating assets	18,842	16,730
India
Disclosure of geographical areas [line items]
Non-current operating assets	$ 9,286	$ 0